Goodwill and Other Intangible Assets, Net - Summary of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	₩ 4,774,824	₩ 4,714,784	₩ 4,838,451
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	357,851	403,172	442,487
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	3,247,517	3,029,651	3,136,072
Memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	136,108	138,184	132,942
Development expense [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	95,041	126,818	116,171
Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	167,996	182,411	197,211
Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	115,309	163,446	100,991
Development assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	86,711	10,235	78,970
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	145,699	196,895	241,311
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	422,592	463,972	₩ 392,296
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	11,418,529	10,930,523
Gross amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,722,390	1,720,753
Gross amount [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	5,670,769	5,167,677
Gross amount [member] | Memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	137,619	141,306
Gross amount [member] | Development expense [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	742,816	758,878
Gross amount [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	681,530	681,530
Gross amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	276,599	324,324
Gross amount [member] | Development assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	86,792	10,235
Gross amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	859,035	865,753
Gross amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,240,979	1,260,067
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(6,643,585)	(6,215,610)
Government grants	(120)	(129)
Accumulated depreciation, amortization and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(1,364,539)	(1,317,581)
Accumulated depreciation, amortization and impairment [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(2,423,252)	(2,138,026)
Accumulated depreciation, amortization and impairment [member] | Memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(1,511)	(3,122)
Accumulated depreciation, amortization and impairment [member] | Development expense [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(647,701)	(631,974)
Government grants	(74)	(86)
Accumulated depreciation, amortization and impairment [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(513,534)	(499,119)
Accumulated depreciation, amortization and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(161,290)	(160,878)
Accumulated depreciation, amortization and impairment [member] | Development assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(81)
Accumulated depreciation, amortization and impairment [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(713,336)	(668,858)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(818,341)	(796,052)
Government grants	₩ (46)	₩ (43)